Contingencies and Commitments	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
NOTE 10:	CONTINGENCIES AND COMMITMENTS

The Company has entered into an office property lease for one year expiring in July 2016. The minimum rental payments due under the agreement as at December 31, 2015 are $17,500.

Durin the year ended December 31, 2015, the Company exercised its option to license certain intellectual property rights from Mayo Foundation under a license and assignment agreement. Under the agreement, the Company has agreed to:

1.	Make upfront license fee payments of $100,000 and $350,000 as partial consideration by March 21, 2016 and June 21, 2016, respectively;

2.	Pay annual license maintenance fees of $50,000 beginning on July 21, 2017 and every year thereafter until the Company starts paying 6% royalty on sales of the licensed product.

3.	Pay milestone fees for each licensed product developed by the Company on achievement of certain events.

Contingencies:

In the case of a fundamental transaction investors in the January and March 2015 financings could require the Company to pay them the Black Scholes value of their remaining warrants.